INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
Summary of intangible assets

	Gross carrying amount						Depreciation
	At the		Additions			At the	At the				At the	Net carrying
	beginning		by business			End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Impairment	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2022
Measurement at cost
Goodwill	10,702,288	—	—	(738,774)	—	9,963,514	—	—	—	—	—	9,963,514
Brands	588,043	—	—	—	—	588,043	—	—	—	—	—	588,043
Other intangible assets(*)	22,834,174	5,686,409	—	—	(182,978)	28,337,605	(11,875,023)	156,023	—	(4,894,310)	(16,613,310)	11,724,295
TOTAL	34,124,505	5,686,409	—	(738,774)	(182,978)	38,889,162	(11,875,023)	156,023	—	(4,894,310)	(16,613,310)	22,275,852

	Gross carrying amount						Depreciation
	At the		Additions			At the	At the				At the	Net carrying
	beginning		by business			End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Impairment	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2021
Measurement at cost
Goodwill	10,702,288	—	—	—	—	10,702,288	—	—	—	—	—	10,702,288
Brands	588,043	—	—	—	—	588,043	—	—	—	—	—	588,043
Other intangible assets(*)	16,580,162	6,288,154	—	—	(34,142)	22,834,174	(7,928,203)	11,393	—	(3,958,213)	(11,875,023)	10,959,151
TOTAL	27,870,493	6,288,154	—	—	(34,142)	34,124,505	(7,928,203)	11,393	—	(3,958,213)	(11,875,023)	22,249,482

(*)mainly include systems and programs.

Summary of goodwill by cash generating units

	12/31/2022	12/31/2021
Supervielle Seguros S.A.	28,479	28,479
IUDÚ Compañia Financiera S.A	—	717,333
Banco Regional de Cuyo S.A.	149,316	149,316
InvertirOnline S.A.U. / Portal Integral de Inversiones S.A.U.	5,427,807	5,427,807
Micro Lending S.A.U.	4,273,695	4,273,695
Supervielle Agente de Negoación S.A.U.	15,075	15,075
DolarIOL S.A.U.	—	21,441
Others	69,142	69,142
TOTAL	9,963,514	10,702,288

Summary of assumptions used in goodwill impairment test

	Real	Forecast	Forecast	Forecast	Forecast	Forecast
	2022	2023	2024	2025	2026	2027
Inflation (end of period)	95.0%	91.0%	60.6%	41.1%	35.6%	35.6%
Inflation (average)	72.4%	93.0%	73.3%	48.1%	37.6%	35.6%
Cost of funding (average)	53.2%	73.4%	52.4%	37.8%	33.2%	33.2%
Loan’s interest rate (average)	58.5%	87.7%	72.8%	52.8%	47.9%	47.9%